Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2018
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Prepaid Expenses and Other Current Assets
4.	Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	As of December 31,
	2018	2017
Research and development	$2,085,609	$1,527,711
Prepaid insurance	94,662	49,013
Other	257,881	224,479

Total	$2,438,152	$1,801,203